Share Capital, textual 2(Details) (USD $)					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 09, 2008	Dec. 11, 2007	Jun. 03, 2008 IPO [Member]
Class of Stock [Line Items]
Sale Of Stock Number Of Shares Sold In Transaction					10,000,000
Share Price					$ 19
Sale of Stock, Description of Transaction					In connection with the IPO process, Vorini Holdings sold 10,000,000 shares of common stock of the Company of a par value of $0.001 per share at a price of $19 per share
Ordinary shares issued	76,661,451	70,891,916			54,500,000
Ordinary shares par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001